PRIMECAP Odyssey Funds
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

March 5, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	PRIMECAP Odyssey Funds File Nos. 333-117063 and 811-21597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, PRIMECAP Odyssey Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2013, and filed electronically as Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on February 27, 2013.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC